Exhibit G.1.a.vi.

Please note that this amendment is being filed to reflect the following change to the Form N-CEN filed for the Goldman Sachs Trust for the reporting period ending November 30, 2024:

Item C.7.n.iii. Reliance on certain statutory exemptions and rules:

Rule 18f-4(d)(1) (17 CFR 270.18f-4 (d)(1)) - Did the Fund enter into any reverse repurchase agreements or similar financing transactions under rule 18f-4(d)(i) (17 CFR 270.18f-4(d)(i))?

This item was updated to reflect a Yes response relating to:

Series Name: Goldman Sachs Investor Tax-Exempt Money Market Fund

Series identification number: S000009244

Other than the update noted above, no other modifications were made to the filing as initially submitted on February 11, 2025 (Accession No. 0001752724-25-021727).